Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 23, 2016
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Mar. 23, 2016
Document Effective Date	Mar. 23, 2016
Prospectus Date	Oct. 28, 2015
UBS U.S. Large Cap Equity Fund | Class A
Prospectus:
Trading Symbol	BNEQX
UBS U.S. Large Cap Equity Fund | CLASS C
Prospectus:
Trading Symbol	BNQCX
UBS U.S. Large Cap Equity Fund | CLASS P
Prospectus:
Trading Symbol	BPEQX